Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2021	Oct. 22, 2021
Document Information Line Items
Entity Registrant Name	Puhui Wealth Investment Management Co., Ltd.
Trading Symbol	PHCF
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		12,657,821
Amendment Flag	false
Entity Central Index Key	0001729089
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38765
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 801 and 802, 8th Floor
Entity Address, Address Line Two	W1 Office Building, Oriental Commerce Tower
Entity Address, Address Line Three	No.1 Chang An Street
Entity Address, City or Town	Dong Cheng District
Entity Address, Postal Zip Code	100006
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Country	CN
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 801 and 802, 8th Floor
Entity Address, Address Line Two	W1 Office Building, Oriental Commerce Tower
Entity Address, Address Line Three	No.1 Chang An Street
Entity Address, City or Town	Dong Cheng District
Entity Address, Postal Zip Code	100006
Contact Personnel Name	Zhe Ji
City Area Code	(+86)
Local Phone Number	10 53605158
Entity Address, Country	CN